Document and Entity Information	Jul. 07, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	HECLA MINING CO/DE/
Amendment Flag	false
Entity Central Index Key	0000719413
Document Type	8-K
Document Period End Date	Jul. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-8491
Entity Tax Identification Number	77-0664171
Entity Address, Address Line One	6500 North Mineral Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Coeur d’Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83815-9408
City Area Code	(208)
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.25 per share
Trading Symbol	HL
Security Exchange Name	NYSE
Series B Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Cumulative Convertible Preferred Stock, par value $0.25 per share
Trading Symbol	HL-PB
Security Exchange Name	NYSE